Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation [Abstract]
Basis of Preparation of the Financial Statements
Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance

The consolidated financial statements have been prepared by the Group in accordance with International Financial Reporting Standards (IFRSs), as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were approved by the Company's Board of Directors on March 17, 2021.

B.	Functional and presentation currency

These consolidated financial statements are presented in Israeli Shekels ("NIS"), which is the Group's functional currency, and are rounded to the nearest million unless otherwise indicated. NIS is the currency that represents the primary economic environment in which the Group operates.

C.	Basis of measurement

These consolidated financial statements have been prepared on the basis of historical cost except for the following assets and liabilities: current investments and derivative financial instruments that are measured at fair value through profit or loss, investment property that are measured at fair value, deferred tax assets and liabilities, provisions, assets and liabilities in respect of employee benefits and Investments in associates.

For further information regarding the measurement of these assets and liabilities see Note 3, regarding Significant Accounting Policies.

D.	Convenience translation into U.S. dollars ("dollars" or "$")

For the convenience of the reader, the reported NIS figures as of December 31, 2020 and for the year then ended, have been presented in dollars, translated at the representative rate of exchange as of December 31, 2020 (NIS 3.215 = US$ 1.00). The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.

E.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRSs requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The preparation of accounting estimates used in the preparation of the Group’s financial statements requires that management of the Company makes assumptions regarding circumstances and events that involve considerable uncertainty.  Company Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about estimates, uncertainty and critical judgments about provisions and contingent liabilities, is described in Notes 17 and 33. In addition, information about critical estimates, made while applying accounting policies and that have the significant effect on the consolidated financial statements are described below:

Impairment testing of trade and other receivables
The financial statements include an impairment loss in trade and other receivables which properly reflect, according to management's estimation, the potential loss from non-recoverable amounts. The Group provides for impairment loss based on its experience in collecting past debts, as well as on information on specific debtors. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets. See also Note 24.

Impairment testing and useful life of assets
The Group regularly reviews the carrying amounts of its assets to determine whether there is any indication that those assets have suffered an impairment loss. See also Note 3(I).
The useful economic life of the Group's assets is determined by management at the time the asset is acquired and regularly reviewed for appropriateness. The Group defines useful life of its assets in terms of the assets' expected utility to the Group. This judgment is based on the experience of the Group with similar assets. The useful economic life of capitalized customer acquisition costs is based on the expected service period from these contracts. See also Notes 3(D) and 3(F).

Impairment testing of goodwill
The Group reviews a cash generating unit containing goodwill for the purpose of testing it for impairment at least once a year. Determining the recoverable amount requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit and also to choose a suitable discount rate for those cash flows which represents market estimates as for the time value of the money and the specific risks that are related to the cash-generating unit. Determining the estimates of the future cash flows is based on management past experience and management best estimates as for the economic conditions that will exist over the rest of the remaining useful life of the cash generating unit. Further details are given in Note 3(I).

Legal claims
In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the Group takes into consideration the opinion of its legal counsels and their best professional judgment, the stage of proceedings and historical legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates. See also Note 33.

Uncertain tax positions
When assessing amounts of current and deferred taxes, the Group takes into consideration the effect of the uncertainty that its tax positions will be accepted and the risk of it incurring any additional tax and interest expenses.

The Group is of the opinion that the cumulative tax liability is fair for all the years in respect of which final tax assessments have not yet been received, based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience. This assessment is based on estimates and assumptions that may also include assessments and exercising judgment regarding future events. It is possible that new information will become known in future periods that will require the Group to change its estimate regarding the tax liability that was recognized, and any such changes will be expensed immediately in that period. See also Note 31.

Recognition of deferred tax asset in respect of tax losses
The Group assesses the probability that in the future there will be taxable profits against which carried forward losses can be utilized and accordingly the Group recognizes (or not recognizes) a deferred tax asset in respect of losses carried forward. In the absence of certainty for the existence of taxable income, deferred taxes are not recognized as an asset in the carrying amount. The possible effects of this estimate is the recognition or cancellation of deferred tax assets in statement of income.

For information on losses for which a deferred tax asset was recognized, see Note 31 regarding taxes on income.

Determining the lease term and the discount rate of a lease liability
In order to determine the lease term, the Group takes into consideration the period over which the lease is non-cancellable, including renewal options that it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise. In addition, The Group discounts the lease payments using its incremental borrowing rate. The Possible effects of this estimate is an increase or decrease in the right-of-use asset and lease liability and in depreciation and financing expenses in subsequent periods. See also Note 15.

F.	Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*
As of December 31, 2020	3.215	223.34
As of December 31, 2019	3.456	224.67
As of December 31, 2018	3.748	224.00

Change during the year:

Year ended December 31, 2020	(6.97)%	(0.59)%
Year ended December 31, 2019	(7.79)%	0.30%
Year ended December 31, 2018	8.10%	1.20%

*According to 1993 base index.